Assets and liabilities associated with assets held for sale (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 11, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 01, 2024
Assets and liabilities associated with assets held for sale
Assets held for sale			$ 13,512
Liabilities associated with assets held for sale			$ 104
Gross proceeds from sale		$ 22,350
CMS disposal group
Assets and liabilities associated with assets held for sale
Assets held for sale	$ 13,539
Liabilities associated with assets held for sale	113
Agreed sale price of disposal group				$ 22,400
Gross proceeds from sale	22,400
Pre-tax profit on sale	8,500
Construction cost of solar plant sold	13,426
Capital gains tax currently estimated	$ 2,000